Segments - Additional information (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Kotak Mahindra Bank [Member]
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets	$ 119
Other Financial Institution [Member]
Disclosure of operating segments [line items]
Receivable related to the insolvency of a financial institution	$ 79